Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	MamaMancini's Holdings, Inc.
Entity Central Index Key	0001520358
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2012

Balance Sheets (Unaudited) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash	$ 2,008,161	$ 16,505
Accounts receivable, net	463,565	581,479
Inventories	76,570	101,110
Prepaid expenses and other current assets	64,178	79,382
Due from manufacturer - related party	159,200
Deposit with manufacturer - related party	192,956	102,860
Total current assets	2,964,630	881,336
Property and equipment, net	17,451	20,015
Total assets	2,982,081	901,351
Liabilities:
Accounts payable and accrued expenses	329,233	282,494
Line of credit	200,000	500,000
Due to manufacturer - related party		69,544
Total current liabilities	529,233	852,038
Stockholders' Equity
Common stock, $0.001 par value; 40,000,000 shares authorized; 20,054,000 and 15,000,000 shares issued and outstanding, respectively	20,054	15,000
Additional paid in capital	5,784,827	1,386,723
Accumulated deficit	(3,352,033)	(1,352,410)
Total Stockholders' Equity	2,452,848	49,313
Total Liabilities and Stockholders' Equity	$ 2,982,081	$ 901,351

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	20,054,000	15,000,000
Common stock, shares outstanding	20,054,000	15,000,000

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Sales - net of slotting fees and discounts	$ 4,582,845	$ 3,734,062
Cost of sales	3,230,589	2,496,538
Gross profit	1,352,256	1,237,524
Operating expenses
Research and development	68,372
General and administrative expenses	3,271,160	1,885,084
Total operating Expenses	3,339,532	1,885,084
Loss from operations	(1,987,276)	(647,560)
Other income (expenses)
Interest expense	(12,347)	(7,136)
Loss on investment		(27,032)
Total other income (expense)	(12,347)	(34,168)
Net loss	$ (1,999,623)	$ (681,728)
Net loss per common share - basic and diluted	$ (0.12)	$ (0.05)
Weighted average common shares outstanding - basic and diluted	17,358,333	14,818,086

Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2010	$ 14,362	$ 1,187,361	$ (670,682)	$ 531,041
Balance, shares at Dec. 31, 2010	14,361,702
Common stock issued for cash	638	199,362		200,000
Common stock issued for cash, shares	638,298			638,298
Net loss			(681,728)	(681,728)
Balance at Dec. 31, 2011	15,000	1,386,723	(1,352,410)	49,313
Balance, shares at Dec. 31, 2011	15,000,000
Common stock issued for cash	5,054	5,048,946		5,054,000
Common stock issued for cash, shares	5,054,000			5,054,000
Warrants issued for services		438,122		438,122
Stock issuance costs		(1,088,964)		(1,088,964)
Net loss			(1,999,623)	(1,999,623)
Balance at Dec. 31, 2012	$ 20,054	$ 5,784,827	$ (3,352,033)	$ 2,452,848
Balance, shares at Dec. 31, 2012	20,054,000

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,999,623)	$ (681,728)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	12,564	9,612
Loss on investment		27,032
(Increase) Decrease in:
Accounts receivable	117,914	(410,117)
Inventories	24,540	22,980
Prepaid expenses and other assets	23,492	(66,343)
Due from manufacturer - related party	(159,200)
Deposit with manufacturer - related party	(90,096)	(102,860)
Increase (Decrease) in:
Accounts payable and accrued expenses	46,739	186,567
Due to manufacturer - related party	(69,544)	69,544
Net Cash Used in Operating Activities	(2,093,214)	(945,313)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for machinery and equipment	(10,000)	(24,014)
Deposit on equipment	(8,288)
Investment in LLC		(6,942)
Net Cash Used In Investing Activities	(18,288)	(30,956)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	5,054,000	200,000
Stock issuance costs	(650,842)
Proceeds from credit line		500,000
Repayment of credit line	(300,000)
Net Cash Provided By Financing Activities	4,103,158	700,000
Net Increase (Decrease) in Cash	1,991,656	(276,269)
Cash - Beginning of Year/Period	16,505	292,774
Cash - End of Year/Period	2,008,161	16,505
Cash Paid During the Period for:
Income taxes
Interest	12,347	7,136
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issuance costs paid in the form of warrants	438,121
Conversion of advance to Investment in LLC		$ 20,090

Nature of Operations and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Nature Of Operations And Basis Of Presentation
Nature of Operations and Basis of Presentation

Note 1 Nature of Operations and Basis of Presentation

Nature of Operations

MamaMancini’s, Inc. (the “Company”) was organized on February 21, 2012 as a Delaware corporation.

On March 5, 2012, the Company entered into a share exchange (the “Reorganization”) with MamaMancini’s, LLC (the “LLC”) whereby the Unit holders of the LLC exchanged all 4,700 Ownership Units outstanding for 15,000,000 shares of Company common stock and 223,404 common stock options. All equity accounts have been retrospectively recast as a result of the Reorganization.

The Company will continue the existing business operations of the LLC. The historical financial statements of the Company are those of the LLC.

The Company is a manufacturer and distributor of a line of beef meatballs with sauce, turkey meatballs with sauce, Italian sausage with sauce and other similar Italian meats with sauces. The Company’s customers are located throughout the United States, with a large concentration in the Northeastern and Southeastern United States regions.

The financial statements presented for all periods through and including December 31, 2012 are those of the Company.  As a result of the Reorganization, the equity sections of the LLC for all prior periods presented reflect the Reorganization described above and are consistent with the December 31, 2012 balance sheet presented for the Company.

Since the transaction is considered a Reorganization, the presentation of pro-forma financial information was not required.

Basis of Presentation

The accompanying financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 Summary of Significant Accounting Policies

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions impact, among others, the following: allowance for bad debt, inventory obsolescence, the fair value of share-based payments.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from our estimates.

Risks and uncertainties

The Company operates in an industry that is subject to intense competition and change in consumer demand. The Company’s operations are subject to significant risk and uncertainties including financial and operational risks including the potential risk of business failure.

The Company has experienced, and in the future expects to continue to experience, variability in sales and earnings. The factors expected to contribute to this variability include, among others, (i) the cyclical nature of the grocery industry, (ii) general economic conditions in the various local markets in which the Company competes, including the general downturn in the economy, and (iii) the volatility of prices pertaining to food and beverages in connection with the Company’s distribution of the product. These factors, among others, make it difficult to project the Company’s operating results on a consistent basis.

Reclassifications

Certain amounts in the prior year have been reclassified to conform to the current year presentation.

Cash

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents. The Company held no cash equivalents at December 31, 2012 and 2011.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. At December 31, 2012 and 2011, no cash balances exceeded the federally insured limit.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company generally does not require collateral to support customer receivables. The Company provides an allowance for doubtful accounts based upon a review of the outstanding accounts receivable, historical collection information and existing economic conditions. The Company determines if receivables are past due based on days outstanding, and amounts are written off when determined to be uncollectible by management. The maximum accounting loss from the credit risk associated with accounts receivable is the amount of the receivable recorded, which is the face amount of the receivable net of the allowance for doubtful accounts. As of December 31, 2012 and 2011, the Company had reserves of $2,000.

Inventories

Inventories are stated at average cost using the first-in, first-out (FIFO) valuation method. Inventory was comprised of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Finished goods	$76,570	$101,110

Depreciation

Property and equipment are recorded at cost. Depreciation expense is computed using straight-line methods over the estimated useful lives.

Asset lives for financial statement reporting of depreciation are:

Machinery and equipment	2-7 years

Fair Value of Financial Instruments

For purpose of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying amount of the Company’s short term financial instruments approximates fair value due to the relatively short period to maturity for these instruments.

Stock Issuance Costs

Stock Issuance costs are capitalized as incurred. Upon the completion of the offering, the stock issuance costs are reclassified to equity. Offering costs recorded to equity for the years ended December 31, 2012 and 2011 were $1,088,964 and $0, respectively.

Research and Development

Research and development is expensed as incurred. Research and development expenses for the years ended December 31, 2012 and 2011 were $68,372 and $0, respectively.

Shipping and Handling Costs

The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of sales.

Revenue Recognition

The Company records revenue for products when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) the product is delivered, (3) the sales price to the customer is fixed or determinable, and (4) collectability of the related customer receivable is reasonably assured.  There is no stated right of return for products.

The Company meets these criteria upon shipment.

Expenses such as slotting fees and sales discounts are accounted for as a direct reduction of revenues as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Gross Sales	4,948,254	$3,843,066
Less: Slotting, Discounts, Allowances	365,409	109,004
Net Sales	$4,582,845	$3,734,062

Cost of sales

Cost of sales represents costs directly related to the production and manufacturing of the Company’s products.  Costs include product development, freight, packaging, and print production costs.

Advertising

Costs incurred for producing and communicating advertising for the Company are charged to operations as incurred. Producing and communicating advertising expenses for the years ended December 31, 2012 and 2011 were $1,460,000 and $743,000, respectively.

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Accounting for Stock-Based Compensation” (“ASC 718”) which establishes financial accounting and reporting standards for stock-based employee compensation. It defines a fair value based method of accounting for an employee stock option or similar equity instrument. The Company accounts for compensation cost for stock option plans in accordance with ASC 718. The Company accounts for share based payments to non-employees in accordance with ASC 505-50 “Accounting for Equity Instruments Issued to Non-Employees for Acquiring, or in Conjunction with Selling, Goods or Services”.

The Company recognizes all forms of share-based payments, including stock option grants, warrants and restricted stock grants, at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest.

Share based payments, excluding restricted stock, are valued using a Black-Scholes option pricing model. Grants of share based payment awards issued to non-employees for services rendered have been recorded at the fair value of the share-based payment, which is the more readily determinable value. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service. Stock based compensation expenses are included in cost of goods sold or selling, general and administrative expenses, depending on the nature of the services provided, in the Statement of Operations. For the years ended December 31, 2012 and 2011 share based compensation amounted to $438,122 and $0 respectively. The $438,122 recorded for the year ended December 31, 2012 was a direct cost of the stock offering and has been recorded as a reduction in additional paid in capital.

When computing fair value of share based payments, the Company has considered the following variables:

●     The risk-free interest rate assumption is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. The risk free rate used had a range of 0.61%-1.01%.

●     The Company has not paid any dividends on common stock since its inception and does not anticipate paying dividends on its common stock in the foreseeable future. Therefore the expected dividend rate was $0.

●     The expected warrant term is the contractual term of the warrant.

●     Given the Company is privately held, expected volatility was benchmarked against similar companies in a similar industry. The expected volatility had a range of 128%-147%.

Earnings per share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss), adjusted for changes in income or loss that resulted from the assumed conversion of convertible shares, by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

The Company had the following potential common stock equivalents at December 31, 2012:

Common stock warrants, exercise price of $1.00	505,400
Common stock options, exercise price of $1.00	223,404
Total common stock equivalents	728,804

The Company had no potential common stock equivalents at December 31, 2011.

Since the Company reflected a net loss in 2012 and 2011, the effect of considering any common stock equivalents, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

Income Taxes

Income taxes are provided in accordance with ASC No. 740, Accounting for Income Taxes. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carryforwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Penalties and interest assessed by income taxing authorities are included in general and administrative expenses.

Recent accounting pronouncements

There are no recent accounting pronouncements that are expected to have an effect on the Company’s financial statements.

Subsequent Events Evaluation

The Company has evaluated for any subsequent events through March 29, 2013, which is the date these financial statements were available to be issued.

Going Concern	12 Months Ended
Dec. 31, 2012
Going Concern
Going Concern

Note 3 Going Concern

As reflected in the accompanying financial statements, the Company has a net loss and net cash used in operations of $1,999,623 and $2,093,214, respectively, for the year ended December 31, 2012.

The ability of the Company to continue its operations is dependent on Management’s plans, which include the raising of capital through debt and/or equity markets with some additional funding from other traditional financing sources, including term notes, until such time that funds provided by operations are sufficient to fund working capital requirements. The Company may need to incur additional liabilities with certain related parties to sustain the Company’s existence.

The Company may require additional funding to finance the growth of its current and expected future operations as well as to achieve its strategic objectives.  The Company believes its current available cash along with anticipated revenues may be insufficient to meet its cash needs for the near future if it does not receive the anticipated additional funding.  There can be no assurance that financing will be available in amounts or terms acceptable to the Company, if at all. These conditions raise substantial doubt about our ability to continue as a going concern. In that event, the Company would be required to change its growth strategy and seek funding on that basis, if at all.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Property Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property Plant and Equipment

Note 4 – Property, Plant and Equipment:

Property, plant and equipment on December 31, 2012 and 2011 are as follows:

	December 31, 2012	December 31, 2011
Machinery and Equipment	$39,627	$29,627
Less: Accumulated Depreciation	22,176	9,612
	$17,451	$20,015

Depreciation expense charged to income for the years ended December 31, 2012 and 2011 amounted to $12,564 and $9,612 respectively.

Credit Line	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Credit Line

Note 5 Credit Line

On October 13, 2010 the Company signed a revolving note (the “Note”) with The Provident Bank (the “Bank”). The outstanding balance of this Note is limited to $1,000,000 and expired August 31, 2012. On November 16, 2012, the maturity date of the Note was extended to January 1, 2013 and on January 7, 2013 was further extended to May 1, 2013. The outstanding balance accrues interest at a variable rate of 1.00% over the Wall Street Journal prime rate with a floor of 4.50% per annum. Interest is payable monthly and the rate as of December 31, 2012 and December 31, 2011 was 4.50% and 4.50%, respectively.

Advances are limited to 80% of eligible receivables (75 days from invoice) and 35% of finished goods inventory. Inventory advances shall be capped at $250,000. Concentrations from any one customer exceeding 30% of total accounts receivable will be excluded from the borrowing base availability. The note is secured by accounts receivable, inventory, financial instruments, equipment, general intangibles and investment property and personal and unconditional guarantees of two of the shareholders of the Company.

The balance outstanding on the revolving note at December 31, 2012 and 2011 was $200,000 and $500,000, respectively.

Investment in LLC	12 Months Ended
Dec. 31, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investment in LLC

Note 6 Investment in LLC

During 2010, the Company advanced $20,090 to an individual. There was an implied agreement that the advance would convert into an equity interest in a new entity.

During 2011 the Company acquired a 34.62% interest in Meatball Obsession, LLC (“MO”) for a total investment of $27,032, which includes the conversion of the $20,090 advance above. This investment is accounted for using the equity method of accounting. Accordingly, investments are recorded at acquisition cost plus the Company’s equity in the undistributed earnings or losses of the entity. At December 31, 2011 the investment was brought down to $0 due to losses incurred by MO.

During 2012 the Company’s ownership interest in MO fell to 28% due to dilution.

During the years ending December 31, 2012 and 2011, sales to MO were $73,768 and 4,124, respectively. At December 31, 2012 and 2011 the accounts receivable balance from MO was $12,680 and $0.

Summarized financial information for Meatball Obsession, LLC is as follows:

Balance Sheet Data

	December 31, 2012	December 31, 2011
Assets
Cash	$117,777	$246,100
Accounts receivable	5,234	-
Inventory	14,935	-
Property & equipment	75,861	-
Other assets	60,370	32,500
Total Assets	$274,177	$278,600

Liabilities and Members’ Equity
Accounts payable	25,731	-
Other current liabilities	8,354	-
Total Current Liabilities	34,085	-
Members’ Equity	240,092	278,600
Total Liabilities and Members’ Equity	$274,177	$278,600

Statement of Operations Data
	December 31, 2012	December 31, 2011
Revenues	$315,493	$-
Cost of goods sold	129,571	4,950
Expenses	534,961	143,772
Net operating loss	(349,039)	(148,721)
Other income (expenses)	(1,988)	289
Net loss	$(351,027)	$(148,432)

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 7 Related Party Transactions

Supply Agreement

On March 1, 2010, the Company entered into a five year agreement with a Manufacturer (the “Manufacturer”) who is a related party. The Manufacturer is owned by the CEO and President of the Company. Under the terms of the agreement, the Company grants to the Manufacturer a revocable license to use the Company’s recipes, formulas, methods and ingredients for the preparation and production of Company’s products, for manufacturing the Company’s product and all future improvements, modifications, substitutions and replacements developed by the Company. The Manufacturer in turn grants the Company the exclusive right to purchase the product. Under the terms of the agreement the Manufacturer agrees to manufacture, package, and store the Company’s products and the Company has the right to purchase products from one or more other manufacturers, distributors or suppliers. The agreement contains a perpetual automatic renewal clause for a period of one year after the expiration of the initial term. During the renewal period either party may cancel the contract with written notice nine months prior to the termination date.

Under the terms of the agreement if the Company specifies any change in packaging or shipping materials which results in the manufacturer incurring increased expense for packaging and shipping materials or in the Manufacturer being unable to utilize obsolete packaging or shipping materials in ordinary packaging or shipping, the Company agrees to pay as additional product cost the additional cost for packaging and shipping materials and to purchase at cost such obsolete packaging and shipping materials. If the Company requests any repackaging of the product, other than due to defects in the original packaging, the Company will reimburse the Manufacturer for any labor costs incurred in repackaging. Per the agreement, all product delivery shipping costs are the expense of the Company.

During 2012 and 2011, the Company purchased substantially all of it’s inventory from the Manufacturer. At December 31, 2012 and December 31, 2011, the Company has a deposit on inventory in the amount of $192,956 and $102,860, respectfully, to this Manufacturer.

Due (to) from Manufacturer

During the years ending December 31, 2012 and 2011, the Manufacturer received payments on behalf of the Company for the Company’s customer invoices and the Manufacturer incurred expenses on behalf of the Company for shared administrative expenses and salary expenses. At December 31, 2012 and 2011 the amount due from the Manufacturer is as follows:

	2012	2011
Customer receipts collected by Manufacturer on behalf of Company	$301,447	$42,092
Shared expenses paid by Manufacturer on behalf of the Company	(142,247)	(111,636)
Due (to) from Manufacturer	$159,200	$(69,544)

Concentrations	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentrations

Note 8 Concentrations

Revenues

For the years ended December 31, 2012 and 2011, the Company had the following concentrations of revenues with customers:

Customer	December 31, 2012	December 31, 2011
A	15%	10%
B	11%	15%
C	35%	26%
H	14%	16%

Accounts Receivable

For the years ended December 31, 2012 and 2011, the Company had the following concentrations of accounts receivable with customers:

Customer	December 31, 2012	December 31, 2011
A	13%	13%
B	30%	11%
C	20%	17%
D	3%	11%
E	0%	11%
F	0%	11%

Cost of Sales

For the years ended December 31, 2012 and 2011, the Company had the following concentrations of purchases from vendors:

Vendor	December 31, 2012	December 31, 2011
A (Related Party)	99%	97%

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

Note 9 Stockholders’ Equity

On March 5, 2012, the Company entered into a share exchange (the “Reorganization”) with MamaMancini’s, LLC (the “LLC”) whereby the Unit holders of the LLC exchanged all 4,700 Ownership Units outstanding for 15,000,000 shares of Company common stock and 223,404 common stock options. The stock options have an exercise price of $1.00, vest immediately and have a five year expiration term. All equity accounts have been retrospectively recast as a result of the Reorganization.

(A) Common Stock Transactions

2011

The Company issued 638,298 shares for cash proceeds of $200,000 ($3.19/share).

2012

The Company issued 5,054,000 shares for cash proceeds of $5,054,000 ($1.00/share).

(B) Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price

Outstanding – January 01, 2011	-	$-
Exercisable – January 01, 2011	-	$-
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2011	-	$-
Exercisable – December 31, 2011	-	$-
Granted	223,404	$1.00
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2012	223,404	$1.00
Exercisable – December 31, 2012	223,404	$1.00

Options Outstanding				Options Exercisable

Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.00	223,404	4.18 years	$1.00	223,404	$1.00

At December 31, 2012 and 2011, the total intrinsic value of options outstanding and exercisable was $0.

(C) Warrants

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding – January 01, 2011	-	$-
Exercisable – January 01, 2011	-	$-
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2011	-	$-
Exercisable – December 31, 2011	-	$-
Granted	505,400	$1.00
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2012	505,400	$1.00
Exercisable – December 31, 2012	505,400	$1.00

Warrants Outstanding				Warrants Exercisable

Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.00	505,400	4.54 years	$1.00	505,400	$1.00

At December 31, 2012 and 2011, the total intrinsic value of warrants outstanding and exercisable was $0.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 Commitments and Contingencies

Litigations, Claims and Assessments

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business. The Company is currently not aware of any such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results.

Licensing and Royalty Agreements

On March 1, 2010, the Company was assigned a Development and License agreement (“the Agreement”). Under the terms of the Agreement the Licensor shall develop for the Company a line of beef meatballs with sauce, Italian sausage with sauce and other similar Italian meats with sauces for commercial manufacture, distribution and sale (each a “Licensor Product” and collectively the “Licensor Products”). Licensor shall work with Licensee to develop Licensor Products that are acceptable to Licensee. Upon acceptance of a Licensor Product by Licensee, Licensor’s trade secret recipes, formulas methods and ingredients for the preparation and production of such Licensor Products (the “Recipes”) shall be subject to this Development and License Agreement.

The term of the Agreement (the “Term”) shall consist of the Exclusive Term and the Non-Exclusive Term. The 12-month period beginning on each January 1 and ending on each December 31 is referred to herein as an “Agreement Year.”

The Exclusive Term began on January 1, 2009 (the “Effective Date”) and ends on the 50th anniversary of the Effective Date, unless terminated or extended as provided herein. Licensor, at its option, may terminate the Exclusive Term by notice in writing to Licensee, delivered between the 60th and the 90th day following the end of any Agreement Year if, on or before the 60th day following the end of such Agreement Year, Licensee has not paid Licensor Royalties with respect to such Agreement Year at least equal to the minimum royalty (the “Minimum Royalty”) for such Agreement Year. Subject to the foregoing sentence, and provided Licensee has not breached this Agreement and failed to cure such breach in accordance herewith, Licensee may extend the Exclusive Term for an additional twenty five (25) years, by notice in writing to Licensor, delivered on or before the 50th anniversary of the Effective Date.

The Non-Exclusive Term begins upon expiration of the Exclusive Term and continues indefinitely thereafter, until terminated by Licensor due to a material breach hereof by Licensee that remains uncured after notice and opportunity to cure in accordance herewith, or until terminated by Licensee.

Either party may terminate this Agreement in the event that the other party materially breaches its obligations and fails to cure such material breach within sixty (60) days following written notice from the non-breaching party specifying the nature of the breach. The following termination rights are in addition to the termination rights provided elsewhere in this

Under the terms of the Agreement the Company is required to pay quarterly royalty fees as follows:

During the Exclusive Term and the Non-Exclusive Term the Company will pay a royalty equal to the royalty rate (the “Royalty Rate”), multiplied by Company’s “Net Sales”. As used herein, “Net Sales” means gross invoiced sales of Products, directly or indirectly to unrelated third parties, less (a) discounts (including cash discounts), and retroactive price reductions or allowances actually allowed or granted from the billed amount (collectively “Discounts”); (b) credits, rebates, and allowances actually granted upon claims, rejections or returns, including recalls (voluntary or otherwise) (collectively, “Credits”); (c) freight, postage, shipping and insurance charges; (d) taxes, duties or other governmental charges levied on or measured by the billing amount, when included in billing, as adjusted for rebates and refunds; and (e) provisions for uncollectible accounts determined in accordance with reasonable accounting methods, consistently applied.

The Royalty Rate shall be: 6% of net sales up to $500,000 of net sales for each Agreement year; 4% of Net Sales from $500,000 up to $2,500,000 of Net Sales for each Agreement year; 2% of Net Sales from $2,500,000 up to $20,000,000 of Net Sales for each Agreement year; and 1% of Net Sales in excess of $20,000,000 of Net Sales for each Agreement year.

In order to continue the Exclusive term, the Company shall pay a minimum royalty with respect to the preceding Agreement year as follows:

Agreement Year	Minimum Royalty to be Paid with Respect to Such Agreement Year
1st and 2nd	$-
3rd and 4th	$50,000
5th, 6th and 7th	$75,000
8th and 9th	$100,000
10th and thereafter	$125,000

The Company incurred $134,121 and $124,139 of royalty expenses for the years December 31, 2012 and 2011, respectively. Royalty expenses are included in general and administrative expenses on the Statement of Operations.

Agreements with Placement Agents and Finders

The Company entered into a Financial Advisory and Investment Banking Agreement with Spartan Capital Securities, LLC (“Spartan”) effective December 1, 2011 (the “Spartan Advisory Agreement”). Pursuant to the Spartan Advisory Agreement, Spartan will act as the Company’s exclusive financial advisor and placement agent to assist the Company in connection with a best efforts private placement (the “Financing”) of up to $6 million of the Company’s equity and/or debt securities and/or convertible instruments (the “Securities”).

The Company upon closing of the Financing shall pay consideration to Spartan, in cash, a fee in an amount equal to 10% of the aggregate gross proceeds raised in the Financing. The Company shall grant and deliver to Spartan at the closing of the Financing, for nominal consideration, five year warrants (the “Warrants”) to purchase a number of shares of the Company’s Common Stock equal to 10% of the number of shares of Common Stock (and/or shares of Common Stock issuable upon exercise of securities or upon conversion or exchange of convertible or exchangeable securities) sold at such closing. The Warrants shall be exercisable at any time during the five year period commencing on the closing to which they relate at an exercise price equal to the purchase price per share of Common Stock paid by investors in the Financing or, in the case of exercisable, convertible, or exchangeable securities, the exercise, conversion or exchange price thereof. If the Financing is consummated by means of more than one closing, Spartan shall be entitled to the fees provided herein with respect to each such closing.

Along with the above fees, the Company shall pay up to $40,000 for expenses incurred by Spartan in connection with this Financing, together with cost of background checks on the officers and directors of the Company.

During the year ended 2012 the Company paid to Spartan fees of $505,400 and issued Spartan 505,400 five year warrants with an exercise price of $1.00.

Supply Agreement

On October 3, 2011, the Company entered into a five year agreement with a non-related party manufacturer. Under the terms of the agreement, the Company grants to the manufacturer a revocable license to use the Company’s recipes, formulas, methods and ingredients for the preparation and production of Company’s products, for manufacturing the Company’s product and all future improvements, modifications, substitutions and replacements developed by the Company. The manufacturer in turn grants the Company the exclusive right to purchase the product. Under the terms of the agreement the manufacturer agrees to manufacture, package, and store the Company’s products and the Company has the right to purchase products from one or more other manufacturers, distributors or suppliers. The agreement contains a perpetual automatic renewal clause for a period of year after the expiration of the initial term. During the renewal period either party may cancel the contract with written notice nine months prior to the termination date.

Under the terms of the agreement if the Company specifies any change in packaging or shipping materials which results in the manufacturer incurring increased expense for packaging and shipping materials or in the manufacturer being unable to utilize obsolete packaging or shipping materials in ordinary packaging or shipping, the Company agrees to pay as additional product cost the additional cost for packaging and shipping materials and to purchase at cost such obsolete packaging and shipping materials. If the Company requests any repackaging of the product, other than due to defects in the original packaging, the Company will reimburse the manufacturer for any labor costs incurred in repackaging. Per the agreement all product delivery shipping costs are the expense of the Company.

Under the terms of the agreement, the Company is required to acquire and install production equipment at the manufacturer’s facility to be used solely for the manufacturing of the Company’s products. The manufacturer will bear all costs of operating and maintaining the production equipment during the period in which the manufacturer is manufacturing products pursuant to the agreement. The production equipment shall be owned by the Company.

In March 2012, the agreement was terminated and production equipment held by the manufacturer was returned to the Company.

Income Tax Provision	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Provision

Note 11 – Income Tax Provision

	As of December 31, 2012	As of December 31, 2011
Deferred tax assets:
Net operating tax carry forwards	$1,762,202	$-0-
Tax rate	34%	34%
Gross deferred tax assets	599,149	-0-
Valuation allowance	(599,149)	-0-

Net deferred tax assets	$-0-	$-0-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a full valuation allowance.

As of December 31, 2012, the Company has net operating loss carryforwards of approximately $1,762,202. Net operating loss carryforwards expires follows:

Year	Amount
December 31, 2032	$1,762,202

Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Event

Note 12 Subsequent Event

Entry Into A Material Definitive Agreement

On January 24, 2013, Mascot Properties, Inc., a Nevada corporation (“Mascot”), Mascot Properties Acquisition Corp, a Delaware corporation and wholly-owned subsidiary of Mascot (“Merger Sub”), MamaMancini’s, Inc., (the “Company”) and David Dreslin, an individual (the “Majority Shareholder”), entered into an Acquisition Agreement and Plan of Merger (the “Agreement”) pursuant to which the Merger Sub was merged with and into the Company, with the Company surviving as a wholly-owned subsidiary of Mascot (the “Merger”). The transaction (the “Closing”) took place on January 24, 2013 (the “Closing Date”). The Company acquired, through a reverse triangular merger, all of the outstanding capital stock of the Company in exchange for issuing the Company’s shareholders (the “MamaMancini’s Shareholders”), pro-rata, a total of 20,054,000 shares of the Company’s common stock. Immediately after the Merger was consummated, and further to the Agreement, the majority shareholders and certain affiliates of the Mascot cancelled a total of 103,408,000 shares of the Company’s common stock held by them (the “Cancellation”). In consideration of the Cancellation of such of common stock, Mascot paid the Majority Shareholder in aggregate of $295,000 and released the other affiliates from certain liabilities. In addition, the Mascot has agreed to spinout to the Majority Shareholder of and all assets related to Mascot’s real estate management business within 30 days after the closing. As a result of the Merger and the Cancellation, the MamaMancini’s Shareholders became the majority shareholders of Mascot.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions impact, among others, the following: allowance for bad debt, inventory obsolescence, the fair value of share-based payments.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from our estimates.

Risks and Uncertainties

Risks and uncertainties

The Company operates in an industry that is subject to intense competition and change in consumer demand. The Company’s operations are subject to significant risk and uncertainties including financial and operational risks including the potential risk of business failure.

The Company has experienced, and in the future expects to continue to experience, variability in sales and earnings. The factors expected to contribute to this variability include, among others, (i) the cyclical nature of the grocery industry, (ii) general economic conditions in the various local markets in which the Company competes, including the general downturn in the economy, and (iii) the volatility of prices pertaining to food and beverages in connection with the Company’s distribution of the product. These factors, among others, make it difficult to project the Company’s operating results on a consistent basis.

Reclassifications	Reclassifications Certain amounts in the prior year have been reclassified to conform to the current year presentation.
Cash

Cash

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents. The Company held no cash equivalents at December 31, 2012 and 2011.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. At December 31, 2012 and 2011, no cash balances exceeded the federally insured limit.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company generally does not require collateral to support customer receivables. The Company provides an allowance for doubtful accounts based upon a review of the outstanding accounts receivable, historical collection information and existing economic conditions. The Company determines if receivables are past due based on days outstanding, and amounts are written off when determined to be uncollectible by management. The maximum accounting loss from the credit risk associated with accounts receivable is the amount of the receivable recorded, which is the face amount of the receivable net of the allowance for doubtful accounts. As of December 31, 2012 and 2011, the Company had reserves of $2,000.

Inventories

Inventories

Inventories are stated at average cost using the first-in, first-out (FIFO) valuation method. Inventory was comprised of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Finished goods	$76,570	$101,110

Depreciation

Depreciation

Property and equipment are recorded at cost. Depreciation expense is computed using straight-line methods over the estimated useful lives.

Asset lives for financial statement reporting of depreciation are:

Machinery and equipment	2-7 years

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For purpose of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying amount of the Company’s short term financial instruments approximates fair value due to the relatively short period to maturity for these instruments.

Stock Issuance Costs

Stock Issuance Costs

Stock Issuance costs are capitalized as incurred. Upon the completion of the offering, the stock issuance costs are reclassified to equity. Offering costs recorded to equity for the years ended December 31, 2012 and 2011 were $1,088,964 and $0, respectively.

Research and Development	Research and Development Research and development is expensed as incurred. Research and development expenses for the years ended December 31, 2012 and 2011 were $68,372 and $0, respectively.
Shipping and Handling Costs	Shipping and Handling Costs The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of sales.
Revenue Recognition

Revenue Recognition

The Company records revenue for products when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) the product is delivered, (3) the sales price to the customer is fixed or determinable, and (4) collectability of the related customer receivable is reasonably assured.  There is no stated right of return for products.

The Company meets these criteria upon shipment.

Expenses such as slotting fees and sales discounts are accounted for as a direct reduction of revenues as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Gross Sales	4,948,254	$3,843,066
Less: Slotting, Discounts, Allowances	365,409	109,004
Net Sales	$4,582,845	$3,734,062

Cost of Sales

Cost of sales

Cost of sales represents costs directly related to the production and manufacturing of the Company’s products.  Costs include product development, freight, packaging, and print production costs.

Advertising

Advertising

Costs incurred for producing and communicating advertising for the Company are charged to operations as incurred. Producing and communicating advertising expenses for the years ended December 31, 2012 and 2011 were $1,460,000 and $743,000, respectively.

Stock-Based Compensation

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Accounting for Stock-Based Compensation” (“ASC 718”) which establishes financial accounting and reporting standards for stock-based employee compensation. It defines a fair value based method of accounting for an employee stock option or similar equity instrument. The Company accounts for compensation cost for stock option plans in accordance with ASC 718. The Company accounts for share based payments to non-employees in accordance with ASC 505-50 “Accounting for Equity Instruments Issued to Non-Employees for Acquiring, or in Conjunction with Selling, Goods or Services”.

The Company recognizes all forms of share-based payments, including stock option grants, warrants and restricted stock grants, at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest.

Share based payments, excluding restricted stock, are valued using a Black-Scholes option pricing model. Grants of share based payment awards issued to non-employees for services rendered have been recorded at the fair value of the share-based payment, which is the more readily determinable value. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service. Stock based compensation expenses are included in cost of goods sold or selling, general and administrative expenses, depending on the nature of the services provided, in the Statement of Operations. For the years ended December 31, 2012 and 2011 share based compensation amounted to $438,122 and $0 respectively. The $438,122 recorded for the year ended December 31, 2012 was a direct cost of the stock offering and has been recorded as a reduction in additional paid in capital.

When computing fair value of share based payments, the Company has considered the following variables:

●     The risk-free interest rate assumption is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. The risk free rate used had a range of 0.61%-1.01%.

●     The Company has not paid any dividends on common stock since its inception and does not anticipate paying dividends on its common stock in the foreseeable future. Therefore the expected dividend rate was $0.

●     The expected warrant term is the contractual term of the warrant.

●     Given the Company is privately held, expected volatility was benchmarked against similar companies in a similar industry. The expected volatility had a range of 128%-147%.

Earnings Per Share

Earnings per share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss), adjusted for changes in income or loss that resulted from the assumed conversion of convertible shares, by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

The Company had the following potential common stock equivalents at December 31, 2012:

Common stock warrants, exercise price of $1.00	505,400
Common stock options, exercise price of $1.00	223,404
Total common stock equivalents	728,804

The Company had no potential common stock equivalents at December 31, 2011.

Since the Company reflected a net loss in 2012 and 2011, the effect of considering any common stock equivalents, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

Income Taxes

Income Taxes

Income taxes are provided in accordance with ASC No. 740, Accounting for Income Taxes. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carryforwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Penalties and interest assessed by income taxing authorities are included in general and administrative expenses.

Recent Accounting Pronouncements	Recent accounting pronouncements There are no recent accounting pronouncements that are expected to have an effect on the Company’s financial statements.
Subsequent Events Evaluation	Subsequent Events Evaluation The Company has evaluated for any subsequent events through March 29, 2013, which is the date these financial statements were available to be issued.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Inventories

Inventories are stated at average cost using the first-in, first-out (FIFO) valuation method. Inventory was comprised of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Finished goods	$76,570	$101,110

Schedule of Expenses of Slotting Fees and Sales Discount Accounted for Direct Revenue Reduction

Expenses such as slotting fees and sales discounts are accounted for as a direct reduction of revenues as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Gross Sales	4,948,254	$3,843,066
Less: Slotting, Discounts, Allowances	365,409	109,004
Net Sales	$4,582,845	$3,734,062

Schedule of Common Stock Equivalents

The Company had the following potential common stock equivalents at December 31, 2012:

Common stock warrants, exercise price of $1.00	505,400
Common stock options, exercise price of $1.00	223,404
Total common stock equivalents	728,804

Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment on December 31, 2012 and 2011 are as follows:

	December 31, 2012	December 31, 2011
Machinery and Equipment	$39,627	$29,627
Less: Accumulated Depreciation	22,176	9,612
	$17,451	$20,015

Investment in LLC (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Summary of Financial Information

Summarized financial information for Meatball Obsession, LLC is as follows:

Balance Sheet Data

	December 31, 2012	December 31, 2011
Assets
Cash	$117,777	$246,100
Accounts receivable	5,234	-
Inventory	14,935	-
Property & equipment	75,861	-
Other assets	60,370	32,500
Total Assets	$274,177	$278,600

Liabilities and Members’ Equity
Accounts payable	25,731	-
Other current liabilities	8,354	-
Total Current Liabilities	34,085	-
Members’ Equity	240,092	278,600
Total Liabilities and Members’ Equity	$274,177	$278,600

Statement of Operations Data
	December 31, 2012	December 31, 2011
Revenues	$315,493	$-
Cost of goods sold	129,571	4,950
Expenses	534,961	143,772
Net operating loss	(349,039)	(148,721)
Other income (expenses)	(1,988)	289
Net loss	$(351,027)	$(148,432)

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Amount Due from Manufacturer

At December 31, 2012 and 2011 the amount due from the Manufacturer is as follows:

	2012	2011
Customer receipts collected by Manufacturer on behalf of Company	$301,447	$42,092
Shared expenses paid by Manufacturer on behalf of the Company	(142,247)	(111,636)
Due (to) from Manufacturer	$159,200	$(69,544)

Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of revenue

For the years ended December 31, 2012 and 2011, the Company had the following concentrations of revenues with customers:

Customer	December 31, 2012	December 31, 2011
A	15%	10%
B	11%	15%
C	35%	26%
H	14%	16%

Schedule of accounts receivable

For the years ended December 31, 2012 and 2011, the Company had the following concentrations of accounts receivable with customers:

Customer	December 31, 2012	December 31, 2011
A	13%	13%
B	30%	11%
C	20%	17%
D	3%	11%
E	0%	11%
F	0%	11%

Schedule of cost of sales	For the years ended December 31, 2012 and 2011, the Company had the following concentrations of purchases from vendors:
Vendor	December 31, 2012	December 31, 2011
A (Related Party)	99%	97%

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Summary of Option Activity

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price

Outstanding – January 01, 2011	-	$-
Exercisable – January 01, 2011	-	$-
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2011	-	$-
Exercisable – December 31, 2011	-	$-
Granted	223,404	$1.00
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2012	223,404	$1.00
Exercisable – December 31, 2012	223,404	$1.00

Summary of Option Outstanding and Exercisable

Options Outstanding				Options Exercisable

Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.00	223,404	4.18 years	$1.00	223,404	$1.00

Schedule of Warrants Activity

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding – January 01, 2011	-	$-
Exercisable – January 01, 2011	-	$-
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2011	-	$-
Exercisable – December 31, 2011	-	$-
Granted	505,400	$1.00
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2012	505,400	$1.00
Exercisable – December 31, 2012	505,400	$1.00

Schedule of Warrants Outstanding and Exercisable

Warrants Outstanding				Warrants Exercisable

Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.00	505,400	4.54 years	$1.00	505,400	$1.00

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Royalty Minimum Payment by Preceding Agreement Year

In order to continue the Exclusive term, the Company shall pay a minimum royalty with respect to the preceding Agreement year as follows:

Agreement Year	Minimum Royalty to be Paid with Respect to Such Agreement Year
1st and 2nd	$-
3rd and 4th	$50,000
5th, 6th and 7th	$75,000
8th and 9th	$100,000
10th and thereafter	$125,000

Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

	As of December 31, 2012	As of December 31, 2011
Deferred tax assets:
Net operating tax carry forwards	$1,762,202	$-0-
Tax rate	34%	34%
Gross deferred tax assets	599,149	-0-
Valuation allowance	(599,149)	-0-

Net deferred tax assets	$-0-	$-0-

Schedule Of Operating Loss Carryforward	As of December 31, 2012, the Company has net operating loss carryforwards of approximately $1,762,202. Net operating loss carryforwards expires follows:
Year	Amount
December 31, 2032	$1,762,202

Nature of Operations and Basis of Presentation (Details Narrative)	Dec. 31, 2012	Mar. 05, 2012	Dec. 31, 2011	Dec. 31, 2010
Nature Of Operations And Basis Of Presentation
Number of Ownership Units outstanding		4,700
Common stock, shares outstanding	20,054,000	15,000,000	15,000,000
Common stock options outstanding	223,404	223,404

Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable reserves	$ 2,000	$ 2,000
Stock issuance offer cost recorded	1,088,964	0
Research and development expense	68,372
Advertising expenses	1,460,000	743,000
Share based compensation	438,122	0
Direct cost of stock offering, reduction in additional paid in capital	438,122
Assumption risk-free interest rate of option in effect at the time of the grant minimum	0.61%
Assumption risk-free interest rate of option in effect at the time of the grant maximum	1.01%
Expected common stock dividend rate	$ 0
Minimum [Member]
Machinery and equipment estimated useful lives	2 years
The expected volatility	128.00%
Maximum [Member]
Machinery and equipment estimated useful lives	7 years
The expected volatility	147.00%

Summary of Significant Accounting Policies - Schedule of Inventories (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Finished goods	$ 76,570	$ 101,110

Summary of Significant Accounting Policies - Schedule of Expenses of Slotting Fees and Sales Discount Accounted for Direct Revenue Reduction (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Gross Sales	$ 4,948,254	$ 3,843,066
Less: Slotting, Discounts, Allowances	365,409	109,004
Net Sales	$ 4,582,845	$ 3,734,062

Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents (Details)	Dec. 31, 2012	Mar. 05, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Common stock warrants, exercise price of $1.00	505,400
Common stock options, exercise price of $1.00	223,404	223,404
Total common stock equivalents	728,804

Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents (Details) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Common stock warrants, exercise price	$ 1
Common stock options, exercise price	$ 1

Going Concern (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Going Concern
Net loss	$ 1,999,623	$ 681,728
Net cash used in operations	$ 2,093,214	$ 945,313

Property Plant and Equipment (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 12,564	$ 9,612

Schedule of Property Plant and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Machinery and Equipment	$ 39,627	$ 29,627
Less: Accumulated Depreciation	22,176	9,612
Property and equipment, net	$ 17,451	$ 20,015

Credit Line (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Oct. 13, 2010	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Maximum limit of the notes outstanding balance	$ 1,000,000
Expired date of the note	Aug 31, 2012
Extended maturity date of the note		May 1, 2013
Variable rate of accrued interest on the outstanding balance		1.00%
Interest rate of the debt		4.50%	4.50%
Monthly payable interest rate		4.50%
Percentage of eligible receivables for which advances are limited		80.00%
Percentage of finished goods inventory for which advances are limited		35.00%
Maximum limit for inventory advances		250,000
Customers exceeding thirty percent of the accounts receivables excluded from borrowing capacity		30.00%
Line of credit, balance outstanding		$ 200,000	$ 500,000

Investment in LLC (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advances made to an individual				$ 20,090
Percentage of equity interest acquired in business combination	34.62%		34.62%
Total investment in Meatball Obsession, LLC	27,032		27,032
Reduction in investment due to losses in affiliates	0
Reduction in ownership interest in affiliates		28.00%
Sales revenue		4,582,845	3,734,062
Meatball Obsession, LLC [Member]
Sales revenue		73,768	4,124
Accounts receivable	$ 0	$ 12,680	$ 0

Summary of Financial Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash	$ 2,008,161	$ 16,505	$ 292,774
Accounts receivable	463,565	581,479
Inventory	76,570	101,110
Property & equipment	17,451	20,015
Total Assets	2,982,081	901,351
Total Current Liabilities	529,233	852,038
Members' Equity	2,452,848	49,313	531,041
Total Liabilities and Members' Equity	2,982,081	901,351
Expenses	3,339,532	1,885,084
Net operating loss	(1,987,276)	(647,560)
Other income (expenses)	(12,347)	(34,168)
Net loss	(1,999,623)	(681,728)
Meatball Obsession, LLC [Member]
Cash	117,777	246,100
Accounts receivable	5,234
Inventory	14,935
Property & equipment	75,861
Other assets	60,370	32,500
Total Assets	274,177	278,600
Accounts payable	25,731
Other current liabilities	8,354
Total Current Liabilities	34,085
Members' Equity	240,092	49,313
Total Liabilities and Members' Equity	274,177	278,600
Revenues	315,493
Cost of goods sold	129,571	4,950
Expenses	534,961	143,772
Net operating loss	(349,039)	(148,721)
Other income (expenses)	(1,988)	289
Net loss	$ (351,027)	$ (148,432)

Related Party Transactions (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Deposit in inventory with manufacturer	$ 192,956	$ 102,860

Related Party Transactions - Schedule of Amount Due from Manufacturer (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Customer receipts collected by Manufacturer on behalf of Company	$ 301,447	$ 42,092
Shared expenses paid by Manufacturer on behalf of the Company	(142,247)	(111,636)
Due (to) from Manufacturer	$ 159,200	$ 69,544

Concentrations - Schedule of Revenue (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member]
Concentrations of Revenues	15.00%	10.00%
Customer B [Member]
Concentrations of Revenues	11.00%	15.00%
Customer C [Member]
Concentrations of Revenues	35.00%	26.00%
Customer H [Member]
Concentrations of Revenues	14.00%	16.00%

Concentrations - Schedule of Accounts Receivable (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member]
Concentration of Accounts Receivable	13.00%	13.00%
Customer B [Member]
Concentration of Accounts Receivable	30.00%	11.00%
Customer C [Member]
Concentration of Accounts Receivable	20.00%	17.00%
Customer D [Member]
Concentration of Accounts Receivable	3.00%	11.00%
Customer E [Member]
Concentration of Accounts Receivable	0.00%	11.00%
Customer F [Member]
Concentration of Accounts Receivable	0.00%	11.00%

Concentrations - Schedule of Cost of Sales (Details) (Vendor A [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Vendor A [Member]
Concentration of Cost of Sales	99.00%	97.00%

Stockholders' Equity (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Mar. 05, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Ownership Units outstanding	4,700
Common stock, shares outstanding	15,000,000
Common stock options outstanding	223,404	223,404
Stock options exercise price	$ 1	$ 1
Options expiration term	5 years
Common stock issued for cash, shares		5,054,000	638,298
Proceeds from issuance of common stock		$ 5,054,000	$ 200,000
Common stock price per share		$ 1	$ 3.19
Total intrinsic value of options outstanding and exercisable		0	0
Total intrinsic value of warrants outstanding and exercisable		$ 0	$ 0

Summary of Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 05, 2012
Equity [Abstract]
Options Outstanding, Beginning balance			223,404
Options Exercisable, Begining balance
Options, Granted	223,404
Options, Exercised
Options, Forfeited/Cancelled
Options Outstanding, Ending balance	223,404		223,404
Options Exercisable, Ending balance	223,404
Options Outstanding, Weighted Average Exercise Price, Beginning balance
Options Exercisable, Weighted Average Exercise Price, Beginning balance			$ 1
Weighted Average Exercise Price, Granted	$ 1
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled
Options Outstanding, Weighted Average Exercise Price, Ending balance	$ 1
Options Exercisable, Weighted Average Exercise Price, Ending balance	$ 1		$ 1

Summary of Option Outstanding and Exercisable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 05, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Range of Exercise Price	$ 1
Number of Options Outstanding	223,404	223,404
Weighted Average Remaining Contractual Life (in Years)	4 years 2 months 5 days
Weighted Average Exercise Price, Options Outstanding	$ 1
Number of Options Exercisable	223,404
Weighted Average Exercise Price, Options Exercisable	$ 1	$ 1

Schedule of Warrants Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrants Outstanding, Ending balance	505,400
Warrants Exercisable, Ending balance	505,400
Weighted Average Exercise Price, Granted	$ 1
Warrants Outstanding, Weighted Average Exercise Price, Ending balance	$ 1
Warrants Exercisable, Weighted Average Exercise Price, Ending balance	$ 1
Warrant [Member]
Warrants Outstanding, Beginning balance
Warrants Exercisable, Begining balance
Warrants, Granted	505,400
Warrants, Exercised
Warrants, Forfeited/Cancelled
Warrants Outstanding, Ending balance	505,400
Warrants Exercisable, Ending balance	505,400
Warrants Outstanding, Weighted Average Exercise Price, Beginning balance
Warrants Exercisable, Weighted Average Exercise Price, Beginning balance
Weighted Average Exercise Price, Granted	$ 1
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled
Warrants Outstanding, Weighted Average Exercise Price, Ending balance	$ 1
Warrants Exercisable, Weighted Average Exercise Price, Ending balance	$ 1

Schedule of Warrants Outstanding and Exercisable (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Range of Exercise Price	$ 1
Number of Warrants Outstanding	505,400
Weighted Average Remaining Contractual Life (in Years)	4 years 6 months 15 days
Weighted Average Exercise Price, Warrants Outstanding	$ 1
Number of Warrants Exercisable	505,400
Weighted Average Exercise Price, Warrants Exercisable	$ 1

Commitments and Contingencies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Royalty expenses	$ 134,121	$ 124,139
Proceeds form private placements	6,000,000
Percentage of fee equal to aggregate gross proceeds	10.00%
Percentage of common stock issuable	10.00%
Payment of maximum amount paid for consideration of expenses incurred by Spartan	40,000
Spartan fee paid amount	505,400
Warrants Remaining Contractual Life	5 years
Warrants exercise price	$ 1
Year 1 [Member]
Percentage of royalty rate on net sales	6.00%
Royalty net sales	500,000
Year 2 [Member]
Percentage of royalty rate on net sales	4.00%
Royalty net sales	500,000
Year 2 [Member] | Maximum [Member]
Royalty net sales	2,500,000
Year 3 [Member]
Percentage of royalty rate on net sales	2.00%
Royalty net sales	2,500,000
Year 3 [Member] | Maximum [Member]
Royalty net sales	20,000,000
Year 4 [Member]
Percentage of royalty rate on net sales	1.00%
Royalty net sales	$ 20,000,000

Commitments and Contingencies - Schedule of Royalty Minimum Payment by Preceding Agreement Year (Details) (USD $)	Dec. 31, 2012
Agreement Year 1st and 2nd [Member]
Minimum Royalty to be Paid with Respect to Such Agreement Year
Agreement Year 3rd and 4th [Member]
Minimum Royalty to be Paid with Respect to Such Agreement Year	50,000
Agreement Year 5th, 6th and 7th [Member]
Minimum Royalty to be Paid with Respect to Such Agreement Year	75,000
Agreement Year 8th and 9th [Member]
Minimum Royalty to be Paid with Respect to Such Agreement Year	100,000
Agreement Year 10th and thereafter [Member]
Minimum Royalty to be Paid with Respect to Such Agreement Year	$ 125,000

Income Tax Provision (Details Narrative) (USD $)	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,762,202

Income Tax Provision - Schedule of Deferred Tax Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating tax carry forwards	$ 1,762,202	$ 0
Tax rate	34.00%	34.00%
Gross deferred tax assets	599,149	0
Valuation allowance	(599,149)	0
Net deferred tax assets	$ 0	$ 0

Income Tax Provision - Schedule of Operating Loss Carryforward (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss expiration dates	December 31, 2032
Net operating loss carryforward	$ 1,762,202

Subsequent Event (Details Narrative) (USD $)	0 Months Ended
Jan. 24, 2013
Subsequent Events [Abstract]
Shares issued for acquisitions	20,054,000
Number of common stock cancelled	103,408,000
Stock repurchased value	$ 295,000